Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2018
Stock-Based Compensation [Abstract]
Summary Of Stock Option Activity

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Intrinsic Value
Outstanding at beginning of year	98,046	$7.91
Expired	(231)	94.17
Cancelled or forfeited	(1,436)	11.90
Outstanding at end of period	96,379	$7.65	4.4	$392,556

Expected to vest	-	$-	-	$-

Exercisable at end of period	96,379	7.65	4.4	$392,556

Summary Of Changes In The Company's Nonvested Restricted Shares

Nonvested Shares	Shares	Weighted Average Grant-Date Fair Value
Nonvested at January 1, 2018	84,483	$11.16
Granted	31,827	11.73
Vested	(38,237)	10.11
Forfeited	(8,749)	11.93
Nonvested at December 31, 2018	69,324	$11.91